Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	85 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Steward Covered Call Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.88%
Steward Covered Call Income Fund | Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.12%		6.88%	6.35%
Steward Covered Call Income Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.12%		8.24%	8.04%
Steward Covered Call Income Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.92%		8.65%	8.22%
Steward Covered Call Income Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.97%		9.81%	9.22%
Steward Covered Call Income Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.10%		4.76%	4.71%
Steward Covered Call Income Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.73%		5.53%	5.28%
Steward Equity Market Neutral Fund | ICE BofA 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.28%	3.76%
Steward Equity Market Neutral Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(2.18%)	3.68%
Steward Equity Market Neutral Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	5.93%
Steward Equity Market Neutral Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	4.93%
Steward Equity Market Neutral Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.70%	4.25%
Steward Global Equity Income Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.19%		11.70%	8.32%	10.52%
Steward Global Equity Income Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.95%		5.38%	5.21%	6.34%
Steward Global Equity Income Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.80%		6.25%		7.77%
Steward Global Equity Income Fund | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.25%		6.67%	6.70%
Steward Global Equity Income Fund | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.45%		7.99%	7.82%
Steward Global Equity Income Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.35%		7.82%		8.74%
Steward Global Equity Income Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.01%		5.84%		6.71%
Steward Global Equity Income Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.38%		5.69%		6.51%
Steward Values Enhanced International Fund | S&P International 700 ADR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	10.15%		7.52%	4.86%	6.04%
Steward Values Enhanced International Fund | Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	6.09%		6.52%	4.21%	5.40%
Steward Values Enhanced International Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[5]	2.08%		4.05%		3.91%
Steward Values Enhanced International Fund | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.72%		5.68%	4.36%
Steward Values Enhanced International Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.62%		5.57%		4.84%
Steward Values Enhanced International Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.80%		4.10%		3.85%
Steward Values Enhanced International Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.14%		4.35%		3.84%
Steward Large Cap Core Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	8.38%
Steward Large Cap Core Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.83%	5.52%
Steward Large Cap Core Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.22%	7.83%
Steward Large Cap Core Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.81%	7.56%
Steward Large Cap Core Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.04%	6.04%
Steward Large Cap Growth Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	8.38%
Steward Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	10.35%
Steward Large Cap Growth Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.06%	7.39%
Steward Large Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		30.88%	9.73%
Steward Large Cap Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.73%	9.08%
Steward Large Cap Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.49%	7.51%
Steward Large Cap Value Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	8.38%
Steward Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	5.73%
Steward Large Cap Value Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	5.67%
Steward Large Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.20%	7.97%
Steward Large Cap Value Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.87%	7.02%
Steward Large Cap Value Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.06%	6.10%
Steward Select Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)		1.35%
Steward Select Bond Fund | Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.18%		(0.21%)		1.50%
Steward Select Bond Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[6]	(2.49%)		(1.51%)		0.25%
Steward Select Bond Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.50%		(0.51%)		0.92%
Steward Select Bond Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.35%		(1.30%)		0.06%
Steward Select Bond Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.89%		(0.71%)		0.34%
Steward Values Enhanced Large Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.81%	13.10%
Steward Values Enhanced Large Cap Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[7]	16.12%		11.39%		10.40%
Steward Values Enhanced Large Cap Fund | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.64%		13.15%	11.88%
Steward Values Enhanced Large Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.50%		13.03%		11.38%
Steward Values Enhanced Large Cap Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.20%		8.43%		8.40%
Steward Values Enhanced Large Cap Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.55%		9.24%		8.48%
Steward Values Enhanced Small-Mid Cap Fund | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.96%		14.13%	13.37%	12.79%
Steward Values Enhanced Small-Mid Cap Fund | S&P 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.34%		9.75%	8.74%	9.47%
Steward Values Enhanced Small-Mid Cap Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[8]	3.86%		7.41%		7.41%
Steward Values Enhanced Small-Mid Cap Fund | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.54%		9.02%	7.20%
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.44%		8.91%		8.31%
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.79%		6.09%		5.85%
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.16%		6.45%		6.06%

[1]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[2]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[3]	Formerly known as S&P Global 1200 ADR Index.
[4]	The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because Crossmark believes the Blended Benchmark Index better represents the Fund’s overall investment process.
[5]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[6]	Performance information for Class A reflects a deduction of the current maximum sales charge of 3.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[7]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[8]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.